Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Fair Value of Public Warrants was Determined by Public Trading Price and Private Placement Warrants was Determined Using a Black Scholes Valuation Model Using Level 3 Inputs (Details) - GOOD WORKS ACQUISITION CORP. [Member] - $ / shares
	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Exercise price (in Dollars per share)	$ 11.50
Stock price (in Dollars per share)	$ 9.95	$ 12.00
Volatility	18.40%
Term	5 years 5 months 1 day
Risk-free rate	0.42%
Dividend yield	0.00%
Cipher Mining Technologies Inc. [Member]
Probability of completing a Business Combination	88.30%	60.00%
Issuance [Member]
Exercise price (in Dollars per share)	$ 11.50
Stock price (in Dollars per share)	$ 9.40
Volatility	23.00%
Term	5 years 7 months 9 days
Risk-free rate	0.42%
Dividend yield	0.00%
Issuance [Member] | Cipher Mining Technologies Inc. [Member]
Probability of completing a Business Combination	88.30%